Balance Sheet Details (Details) - Schedule of prepaid expenses - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid expenses [Abstract]
Prepaid research and development	$ 203,910	$ 233,532
Prepaid insurance	4,842	4,321
Prepaid other	25,799	5,000
Total	$ 234,551	$ 242,853